Average Annual Total Returns			12 Months Ended	19 Months Ended	30 Months Ended	32 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
2x Bitcoin ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(38.71%)		42.97%
Performance Inception Date		Jun. 26, 2023
2x Bitcoin ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(42.06%)		36.57%
2x Bitcoin ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			(22.01%)		32.37%
2x Ether ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(64.33%)	(65.78%)
Performance Inception Date		Jun. 03, 2024
2x Ether ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(64.33%)	(65.78%)
2x Ether ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			(38.09%)	(45.97%)
Volatility Premium Plus ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.48%)			15.51%
Performance Inception Date		Apr. 17, 2023
Volatility Premium Plus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(11.45%)			10.49%
Volatility Premium Plus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			(6.18%)			10.14%
S&P CME Bitcoin Futures Daily Roll Index Excess Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P CME Bitcoin Futures Daily Roll Index Excess Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(13.80%)		37.72%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	19.38%	21.65%	21.99%
S&P 500® VIX Mid-Term Futures Inverse Daily Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® VIX Mid-Term Futures Inverse Daily Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		(11.52%)			14.11%

[1]	On or about October 27, 2025, the Fund ceased tracking the S&P 500® VIX Mid-Term Futures Inverse Daily Index. Therefore, the Fund’s performance and historical returns shown for periods prior to October 27, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.